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Kingsbarn Tactical Inflation ETF
FUND SUMMARY – Kingsbarn Tactical Inflation ETF
Investment Objective
Kingsbarn Tactical Inflation ETF (the “Fund”) seeks to maximize total return and mitigate interest rate risk in both inflationary and deflationary economic cycles.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “secondary market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kingsbarn Tactical Inflation ETF Kingsbarn Tactical Inflation ETF
Management Fee	1.25%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.19%	[2]
Total Annual Fund Operating Expenses	1.44%
Less Fee Waivers and/or Expense Reimbursements	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%
[1]	Kingsbarn Capital Management, LLC (the “Adviser”) has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until October 1, 2023 and the Adviser may not terminate this arrangement prior to that date.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Kingsbarn Tactical Inflation ETF | Kingsbarn Tactical Inflation ETF | USD ($)	116	426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of equity and fixed-income securities, both directly and through investment in other investment companies (“Underlying Core Funds”), primarily exchange-traded funds (“ETFs”), and futures contracts on 10-year U.S. Treasury notes (“10-Year Treasury Futures”). The Adviser will attempt to construct a diversified portfolio of investments with expected price appreciation during times of rising inflation. The Adviser will seek investments that offer the most attractive risk-adjusted return characteristics based on the Adviser’s analysis of the investment’s total return, volatility, liquidity and fee structure. The Fund normally holds between three and ten Underlying Core Funds or other investments but, at times, may hold more or less and may shift its investments among fixed-income instruments, equities and commodities depending on the Adviser’s assessment of market conditions and the suitability of investment opportunities.

The Adviser tactically manages the interest rate sensitivity of the Fund’s portfolio to generate excess returns. The management of the portfolio’s interest rate sensitivity is driven by a directional, short-term interest rate outlook by the Adviser. The forecasting process is systematic and utilizes an econometric model integrating a proprietary basket of interest rate indicators including economic growth, inflation and bond market valuation measures. As the Adviser’s interest rate outlook changes, the portfolio’s interest rate sensitivity is adjusted. For example, when the Adviser expects interest rates to fall, the portfolio’s interest rate sensitivity will be increased through buying 10-Year Treasury Futures . Conversely, when the Adviser’s expects interest rates to rise, the portfolio’s interest rate sensitivity will be decreased through selling 10-Year Treasury Futures from the Fund’s portfolio. The goal is to try to manage the sensitivity of the Fund’s portfolio to changes in interest rates, and in doing so to manage the volatility of the Fund’s share prices in response to those changes.

The Fund may invest directly in, or in Underlying Core Funds that provide exposure to, U.S. and international fixed-income or equity securities, including emerging markets securities, of any maturity or duration or in any sector. The Fund or the Underlying Core Funds may hold fixed-income securities of any credit quality, including below investment grade or “junk” bonds.  The Fund or the Underlying Core Funds also may, without limitation, purchase fixed-income securities issued by companies, municipalities or government bodies of any size.  The fixed-income securities in which the Fund or the Underlying Core Funds may invest include Treasury Inflation Protected Securities (“TIPS”), corporate debt obligations, including inflation hedged corporate bonds, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, municipal debt obligations, bank obligations, mortgage-related securities (including those that are issued on a when-issued or delayed delivery basis) and asset-backed securities, floating rate bonds, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars or in currencies other than the U.S. dollar, and obligations of supranational organizations. The Fund or the Underlying Core Funds may also hold equity securities of small, mid and large capitalization companies, including common and/or preferred shares, rights and warrants, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). Equity investments will generally be within sectors of the market (such as real estate, consumer staples, energy and materials) believed by the Adviser to be inflation-sensitive. The Underlying Core Funds may also invest directly or indirectly in a broad basket of commodities (i.e., agricultural, energy, metals, livestock futures) and real assets (i.e., real estate).  The Underlying Core Funds may be index funds which means they seek to track the investment results of a particular index (a “target index”).

The Underlying Core Funds may also purchase derivative instruments or engage in transactions in derivative transactions, including swaps, futures contracts and options on futures contracts.  The Underlying Core Funds will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Underlying Core Funds may use forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Underlying Core Funds may also lend their portfolio securities to generate additional income.

The Adviser will periodically rebalance the Fund’s portfolio holdings based on the Adviser’s assessment of market conditions. The Adviser may sell a holding as part of its periodic rebalancing or to invest in another security believed to offer superior investment opportunities based on the Adviser’s investment criteria discussed above.  The Adviser may add new holdings or replace or eliminate existing holdings without notice or shareholder approval.  The Fund may hold cash or invest in short-term paper and other short-term investments as deemed appropriate by the Adviser.

The Fund intends to operate as a “diversified” fund under both the rules and regulations of the Investment Company Act of 1940, as amended (the “1940 Act”), and Sub-Chapter M of the Internal Revenue Code.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Core Funds.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Inflation/Deflation Risk. Inflation risk is the risk that the Fund’s assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets and distributions could decline. This risk is significantly greater for fixed-income securities with longer maturities. Deflation risk is the risk that prices throughout the economy may decline over time--the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk. The value of the Fund, or an Underlying Core Fund or other Fund investments, may fluctuate based upon changes in interest rates and market conditions. Specifically, when interest rates rise, the market values of fixed-income securities or fixed-income ETFs normally decrease.  For example, bonds and preferred stock having a fixed dividend rate tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. To the extent that the Adviser anticipates interest rate trends imprecisely, the Fund could miss yield opportunities or its share price could fall. Changes in inflation, monetary policy, government policy, and government spending may affect the level of interest rates.

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Risk of Investing in Futures. The Fund will and the Underlying Core Funds may invest in futures contracts. Futures contracts can be highly volatile and using futures can increase the volatility of a fund’s net asset value (“NAV”) and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the fund, and the potential loss from futures can exceed the fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the futures contract positions held by the Fund or an Underlying Core Fund at any time. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund or an Underlying Core Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the initial investment of the Fund or Underlying Core Fund in such contracts. The use of derivatives by the Fund and Underlying Core Funds may magnify losses for the Fund and the Underlying Core Funds.

Other Investment Company Securities Risk. When the Fund invests in Underlying Core Funds, it is subject to the risks associated with those investment companies (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). The Fund may be affected by losses of the Underlying Core Funds and the level of risk arising from the investment practices of the Underlying Core Funds (such as the use of derivative transactions by the Underlying Core Funds). The ability of the Fund to meet its investment objective is affected by the ability of the Underlying Core Funds to meet their investment objectives. The Fund has no control over the investments and related risks taken by the Underlying Core Funds in which it invests. Underlying Core Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Core Funds, in addition to Fund expenses.

Fixed-Income Securities Risk. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed-income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund or Underlying Core Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund or an Underlying Core Fund may invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund or any Underlying Core Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

High Yield (“Junk”) Bond Risk. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. Junk bonds are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the ability of the Fund or an Underlying Core Fund to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments may pose greater illiquidity and valuation risks.

U.S. Government Securities Risk. The Fund or an Underlying Core Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.

U.S. Treasury Securities Risk. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund and certain Underlying Core Funds.

Risk of Other Equity Securities. Other equity securities in which the Fund or an Underlying Core Fund may invest include preferred securities, rights and warrants.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Depositary Receipts Risk. Depositary receipts, such as ADRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

REITs Risk. Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund or an Underlying Core Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Commodity Risk. Investing in physical commodities is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund or an Underlying Core Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Derivatives Risk. The Fund will use derivative instruments such as futures contracts and the Underlying Core Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. If the Fund or Underlying Core Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. In utilizing certain derivatives, a fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Core Fund and the Fund.

Swap Agreements Risk. Swap agreements are contracts among a fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of a specified index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.

Leverage Risk. The Fund does not seek leveraged returns but, as a result of the use of certain derivatives by the Fund or the Underlying Core Funds, investment leverage may be created. This means that the derivative position may provide the Fund or Underlying Core Fund with investment exposure greater than the value of the investment of the Fund or the Underlying Core Fund in the derivative. As a result, these derivatives may magnify losses to the Fund or Underlying Core Fund, and even a small market movement may result in significant losses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives and junk bonds and the Underlying Core Funds’ investments in swaps. Investments in illiquid assets involve the risk that the Fund or Underlying Core Fund may be unable to sell such assets or sell them at a reasonable price.

Foreign Securities Risk. To the extent the Fund or an Underlying Core Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Underlying Core Funds invest may be less reliable or complete.

Sovereign and Quasi-Sovereign Obligations Risk. The Fund or an Underlying Core Fund may invest in securities issued by or guaranteed by non-U.S. sovereign governments and by entities affiliated with or backed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Currency Risk and Currency Hedging Risk. The Fund or an Underlying Core Fund may attempt to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions, primarily through the use of foreign currency exchange forward contracts (a type of derivative). However, it generally is not possible for a fund to perfectly hedge its foreign currency exposure. In addition, a fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund or the Underlying Core Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. The use of foreign currency exchange forward contracts also subjects the Fund or Underlying Core Fund to counterparty risk, which is the chance that the counterparty to a currency forward contract with the Fund or Underlying Core Fund will be unable or unwilling to meet its financial obligations.

Index-Related Risk. There is no guarantee that an Underlying Core Fund’s investment results will have a high degree of correlation to those of its target index or that the Underlying Core Fund will achieve its investment objective.

Securities Lending Risk. To the extent the Fund invests in Underlying Core Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Core Fund may lose money and there may be a delay in recovering the loaned securities.

ETF Structure Risk. The Fund is, and the Underlying Core Funds may be, structured as ETFs and are therefore each subject to special risks. These risks may be magnified because they apply to the Fund and certain of the Underlying Core Funds the Fund holds. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to an ETF’s NAV that may be greater than those experienced by other ETFs.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

New Adviser Risk. The Adviser currently manages one newly-formed ETF and had not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (866) 788-7878.